Organization and Principal Activities (Details)	Nov. 15, 2024	Nov. 06, 2024 CNY (¥)	Nov. 02, 2023 USD ($) $ / shares shares	Dec. 19, 2023	Nov. 21, 2023 $ / shares shares	Oct. 12, 2022
Organization and Principal Activities [Line Items]
Registered capital (in Yuan Renminbi) | ¥		¥ 5,000,000
Percentage of shares of joint ventures	60.00%
Business Acquisition [Member]
Organization and Principal Activities [Line Items]
Acquired of equity interest percentage						100.00%
Fuchsia Capital Limited [Member]
Organization and Principal Activities [Line Items]
Acquired of equity interest percentage				100.00%
Initial public offering [Member]
Organization and Principal Activities [Line Items]
Ordinary Shares issued (in Shares) | shares			1,750,000
Offering price per share (in Dollars per share) | $ / shares			$ 4
Gross proceeds total			$ 7,000,000
Total net proceeds			$ 5,323,693
Granted period			45 days
Additional ordinary shares purchase (in Shares) | shares			262,500
Underwriters [Member]
Organization and Principal Activities [Line Items]
Total net proceeds			$ 4,303,081
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Offering price per share (in Dollars per share) | $ / shares					$ 4
Gross proceeds total			1,050,000
Additional ordinary shares purchase (in Shares) | shares					262,500
Net proceeds			$ 7,000,000